                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2003
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Investment Management LLC
          ---------------------------------------------
 Address: 415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-10423
                          ---------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  8-14-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]


     Form 13F File Number        Name

     28-
        -----------------        --------------------------
     [Repeat as necessary.]


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                         -------------------
Form 13F Information Table Entry Total:                  114
                                         -------------------
Form 13F Information Table Value Total:              316,659
                                         -------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      --------------------          --------------------
     [Repeat as necessary.]

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

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                               Title                     Value     Shares/      Shr/Put/        Investment     Other       Sole
  Name of Issuer             or Class          Cusip     (000)   Prin Amnt        Call          Discretion    Managers  Voting Auth
------------------------------------------------------------------------------------------------------------------------------------
AMCV CAPITAL TRUST I       Preferred Stock   001648203      -       42,900    Preferred Stock      sole          N/A          42,900
ADVANCED MEDICAL OPTICS   Convertible Bond   00763MAD0   5,393   5,000,000   Convertible Bond      sole          N/A       5,000,000
AETHER SYSTEMS INC        Convertible Bond   00808VAA3   1,258   1,290,000   Convertible Bond      sole          N/A       1,290,000
AFFILIATED MANAGERS GRP   Convertible Bond   008252AC2   1,040   1,100,000   Convertible Bond      sole          N/A       1,100,000
AKAMAI TECHNOLOGIES INC   Convertible Bond   00971TAC5   2,035   2,750,000   Convertible Bond      sole          N/A       2,750,000
AMERICAN FINANCIAL GROUP  Convertible Bond   025932AC8     370   1,000,000   Convertible Bond      sole          N/A       1,000,000
AMERICAN TOWER CORP       Convertible Bond   029912AD4   3,210   4,050,000   Convertible Bond      sole          N/A       4,050,000
AMGEN INC                 Convertible Bond   031162AE0  11,321  14,500,000   Convertible Bond      sole          N/A      14,500,000
ATMEL CORP                Convertible Bond   049513AE4     380   1,000,000   Convertible Bond      sole          N/A       1,000,000
BUDGET GROUP CAPITAL TR    Preferred Stock   119001303      -       50,000    Preferred Stock      sole          N/A          50,000
CKE RESTAURANTS INC       Convertible Bond   12561EAB1     970   1,000,000   Convertible Bond      sole          N/A       1,000,000
CARNIVAL CORP             Convertible Bond   143658AT9   2,859   4,300,000   Convertible Bond      sole          N/A       4,300,000
CENDANT CORP              Convertible Bond   151313AF0  13,672  20,000,000   Convertible Bond      sole          N/A      20,000,000
COOPER COS INC            Convertible Bond   216648AF2   1,035   1,000,000   Convertible Bond      sole          N/A       1,000,000
COSTCO WHOLESALE CORP     Convertible Bond   22160QAC6  13,351  16,000,000   Convertible Bond      sole          N/A      16,000,000
CROWN CASTLE INTL CORP    Convertible Bond   228227AT1   1,041   1,000,000   Convertible Bond      sole          N/A       1,000,000
DUPONT PHOTOMASKS INC     Convertible Bond   26613XAD3   3,448   3,500,000   Convertible Bond      sole          N/A       3,500,000
ELECTRONCIS FOR IMAGING   Convertible Bond   284745AA4   2,065   2,000,000   Convertible Bond      sole          N/A       2,000,000
FEI COMPANY               Convertible Bond   30241LAC3   1,844   2,000,000   Convertible Bond      sole          N/A       2,000,000
FIRST DATA CORPORATION    Convertible Bond   319963AD6  16,713  15,000,000   Convertible Bond      sole          N/A      15,000,000
FLEMING COMPANIES INC     Convertible Bond   339130AR7       8   1,750,000   Convertible Bond      sole          N/A       1,750,000
FOSTER WHEELER LTD        Convertible Bond   35024PAB8     435   1,000,000   Convertible Bond      sole          N/A       1,000,000
GAP INC                   Convertible Bond   364760AJ7   6,756   5,000,000   Convertible Bond      sole          N/A       5,000,000
GENERAL MILLS INC         Convertible Bond   370334AT1  21,708  30,500,000   Convertible Bond      sole          N/A      30,500,000
HCC INSURANCE HOLDINGS    Convertible Bond   404132AB8   3,106   3,000,000   Convertible Bond      sole          N/A       3,000,000
HALLIBURTON COMPANY       Convertible Bond   406216AL5     506     500,000   Convertible Bond      sole          N/A         500,000
HANOVER COMPRESS CAP TR    Preferred Stock   41076M302   2,464      52,700    Preferred Stock      sole          N/A          52,700
HORACE MANN EDUCATORS     Convertible Bond   440327AF1   1,882   4,000,000   Convertible Bond      sole          N/A       4,000,000
HORACE MANN EDUCATORS     Convertible Bond   440327AG9      47     100,000   Convertible Bond      sole          N/A         100,000
HUMAN GENOME SCIENCES     Convertible Bond   444903AH1   1,650   2,000,000   Convertible Bond      sole          N/A       2,000,000
INFINITY INC              Convertible Bond   45663LAC0     701   1,000,000   Convertible Bond      sole          N/A       1,000,000
INTL GAME TECHNOLOGY      Convertible Bond   459902AK8   7,330  11,300,000   Convertible Bond      sole          N/A      11,300,000
INTL GAME TECHNOLOGY      Convertible Bond   459902AL6   3,244   5,000,000   Convertible Bond      sole          N/A       5,000,000
JONES APPAREL GROUP       Convertible Bond   480081AD0   7,673  14,000,000   Convertible Bond      sole          N/A      14,000,000
KELLSTROM INDS INC        Convertible Bond   488035AC0     478   8,690,000   Convertible Bond      sole          N/A       8,690,000
KELLSTROM INDUSTRIES INC  Convertible Bond   488035AE6     241   4,383,000   Convertible Bond      sole          N/A       4,383,000
L-3 COMMUNICATIONS HLDGS  Convertible Bond   502424AB0   1,165   1,000,000   Convertible Bond      sole          N/A       1,000,000
MCI WORLDCOM INC           Preferred Stock   55267Y206     117      33,500    Preferred Stock      sole          N/A          33,500
MANDALAY RESORT GROUP     Convertible Bond   562567AJ6   2,927   3,000,000   Convertible Bond      sole          N/A       3,000,000
MANPOWER INC              Convertible Bond   56418HAC4     313     500,000   Convertible Bond      sole          N/A         500,000
MASSEY ENERGY CO          Convertible Bond   576203AA1   2,102   2,000,000   Convertible Bond      sole          N/A       2,000,000
MEDTRONIC INC             Convertible Bond   585055AB2   3,130   3,000,000   Convertible Bond      sole          N/A       3,000,000
MESA AIR GROUP INC        Convertible Bond   590479AA9   2,257   5,000,000   Convertible Bond      sole          N/A       5,000,000
NABORS INDUSTRIES INC     Convertible Bond   629568AJ5  27,394  29,500,000   Convertible Bond      sole          N/A      29,500,000
NEUBERGER BERMAN INC      Convertible Bond   641234AC3   9,000  10,000,000   Convertible Bond      sole          N/A      10,000,000
NEXTEL COMMUNICATIONS      Preferred Stock   65332V863   1,210       2,500    Preferred Stock      sole          N/A           2,500
NEXTEL PARTNERS INC       Convertible Bond   65333FAL1   1,208   1,000,000   Convertible Bond      sole          N/A       1,000,000
NORTHWEST AIRLNS CORP     Convertible Bond   667280AB7   2,171   2,000,000   Convertible Bond      sole          N/A       2,000,000
OMNICOM GROUP INC         Convertible Bond   681919AK2   6,778   6,800,000   Convertible Bond      sole          N/A       6,800,000
OMNICOM GROUP             Convertible Bond   681919AN6   9,429   9,500,000   Convertible Bond      sole          N/A       9,500,000
ORBITAL SCIENCE CORP-CW06          Warrant   685564148     257         500            Warrant      sole          N/A             500

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
POGO PRODUCING CO              Convertible Bond   730448AE7    3,063    3,000,000   Convertible Bond   sole   N/A    3,000,000
PTEK HOLDINGS INC              Convertible Bond   74058FAC6      970    1,000,000   Convertible Bond   sole   N/A    1,000,000
PSINET INC                     Preferred Stock    74437C309      -        100,000   Preferred Stock    sole   N/A      100,000
RF MICRO DEVICES INC           Convertible Bond   749941AC4    4,035    4,000,000   Convertible Bond   sole   N/A    4,000,000
REGAL ENTERTAINMENT GRP        Convertible Bond   758766AA7      268      250,000   Convertible Bond   sole   N/A      250,000
TOTAL RENAL CARE HLDGS         Convertible Bond   759671AC4    1,365    1,300,000   Convertible Bond   sole   N/A    1,300,000
ROYAL CARIBBEAN CRUISES        Convertible Bond   780153AK8    1,290    3,000,000   Convertible Bond   sole   N/A    3,000,000
ROYAL CARIBBEAN CRUISES        Convertible Bond   780153AM4    2,203    4,750,000   Convertible Bond   sole   N/A    4,750,000
SBS BROADCASTING SA            Convertible Bond   805906AC8      855      850,000   Convertible Bond   sole   N/A      850,000
SCIOS INC                      Convertible Bond   808905AB9    2,425    2,000,000   Convertible Bond   sole   N/A    2,000,000
SEPRACOR INC                   Convertible Bond   817315AQ7      906    1,000,000   Convertible Bond   sole   N/A    1,000,000
SIX FLAGS INC                  Preferred Stock    83001P505    2,819      143,100   Preferred Stock    sole   N/A      143,100
TEKELEC INC                    Convertible Bond   879101AD5      487      500,000   Convertible Bond   sole   N/A      500,000
TEVA PHARM FINANCE LLC         Convertible Bond   88163VAB5   15,990   12,000,000   Convertible Bond   sole   N/A   12,000,000
3M COMPANY                     Convertible Bond   88579YAA9      100      100,000   Convertible Bond   sole   N/A      100,000
TRANSWITCH CORP                Convertible Bond   894065AB7      795    1,000,000   Convertible Bond   sole   N/A    1,000,000
UTSTARCOM INC                  Convertible Bond   918076AA8      811      500,000   Convertible Bond   sole   N/A      500,000
VECTOR GROUP LTD               Convertible Bond   92240MAC2    1,180    1,320,000   Convertible Bond   sole   N/A    1,320,000
WEBMD CORP                     Convertible Bond   94769MAD7    1,924    2,000,000   Convertible Bond   sole   N/A    2,000,000
WILLIAMS COMM GROUP INC         Preferred Stock   969455401      -         23,400    Preferred Stock   sole   N/A       23,400
AMERICAN ELECTRIC POWER          Common Stock     025537101    2,297       77,000     Common Stock     sole   N/A       77,000
November 03 Calls on AIG US           Call        0268749KK      344          800          Call        sole   N/A          800
ALLEN TELECOM INC                Common Stock     018091108    4,956      300,000     Common Stock     sole   N/A      300,000
AVADO BRANDS INC                 Common Stock     05336P108       20       75,376     Common Stock     sole   N/A       75,376
January 04 Calls on CCU US            Call        1845029AH      420          700          Call        sole   N/A          700
CONSTELLATION ENERGY GROUP       Common Stock     210371100    3,087       90,000     Common Stock     sole   N/A       90,000
COMCAST CORP-SPECIAL CL A        Common Stock     20030N200    2,162       75,000     Common Stock     sole   N/A       75,000
PROGRESS ENERGY INC-CVO          Common Stock     743263AA3       24      200,000     Common Stock     sole   N/A      200,000
DPL INC                          Common Stock     233293109    1,594      100,000     Common Stock     sole   N/A      100,000
ENTERGY CORP                     Common Stock     29364G103    3,167       60,000     Common Stock     sole   N/A       60,000
FPL GROUP INC                    Common Stock     302571104    1,003       15,000     Common Stock     sole   N/A       15,000
GENERAL MOTORS CORP              Common Stock     370442105      720       20,000     Common Stock     sole   N/A       20,000
GENERAL MOTORS-HUGHES ELECTR     Common Stock     370442832    1,793      140,000     Common Stock     sole   N/A      140,000
GENZYME CORP-BIOSURGERY DIV      Common Stock     372917708    2,212    1,117,247     Common Stock     sole   N/A    1,117,247
HANDSPRING INC                   Common Stock     410293104       57       50,000     Common Stock     sole   N/A       50,000
WEBMD CORP                       Common Stock     94769M105    1,250      115,385     Common Stock     sole   N/A      115,385
IDEC PHARMACEUTICALS CORP        Common Stock     449370105    2,550       75,000     Common Stock     sole   N/A       75,000
GARTNER INC-CL A                 Common Stock     366651107      206       27,200     Common Stock     sole   N/A       27,200
JO-ANN STORES INC-CL B           Common Stock     47758P208    1,240       56,000     Common Stock     sole   N/A       56,000
JONES APPAREL GROUP INC          Common Stock     480074103    1,375       47,000     Common Stock     sole   N/A       47,000
November 03 Puts on JNY US           Put          4800748WF      245        1,000         Put          sole   N/A        1,000
L-3 COMMUNICATIONS HOLDINGS      Common Stock     502424104      483       11,100     Common Stock     sole   N/A       11,100
NORTHPOINT COMMUNICATIONS        Common Stock     666610100        1      150,000     Common Stock     sole   N/A      150,000
NPS PHARMACEUTICALS INC          Common Stock     62936P103      730       30,000     Common Stock     sole   N/A       30,000
NISOURCE INC-SAILS               Common Stock     65473P600      770      346,800     Common Stock     sole   N/A      346,800
P G & E CORP                     Common Stock     69331C108    3,701      175,000     Common Stock     sole   N/A      175,000
PUBLIC SERVICE ENTERPRISE GP     Common Stock     744573106    5,281      125,000     Common Stock     sole   N/A      125,000
PEGASUS COMMUNICATIONS CORP      Common Stock     705904605    1,881       64,497     Common Stock     sole   N/A       64,497
PNM RESOURCES INC                Common Stock     69349H107    2,541       95,000     Common Stock     sole   N/A       95,000
PPL CORPORATION                  Common Stock     69351T106    5,268      122,500     Common Stock     sole   N/A      122,500
October 03 Calls on COST US           Call        22160K9JG      246          770          Call        sole   N/A          770
PEOPLESOFT INC                   Common Stock     712713106      378       21,500     Common Stock     sole   N/A       21,500


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
RIBAPHARM INC                   Common Stock    762537108     161      25,000    Common Stock    sole    N/A    25,000
SUNTERRA CORP                   Common Stock    86787D208     147      18,116    Common Stock    sole    N/A    18,116
SEMPRA ENERGY                   Common Stock    816851109    2,354     82,500    Common Stock    sole    N/A    82,500
SYMANTEC CORP                   Common Stock    871503108    1,026     23,400    Common Stock    sole    N/A    23,400
TRAVELERS PROP CASUALT-B        Common Stock    89420G406     248      15,700    Common Stock    sole    N/A    15,700
December 03 Calls on TEVA US        Call        8816249LK     378       700          Call        sole    N/A      700
TXU CORP                        Common Stock    873168108    1,908     85,000    Common Stock    sole    N/A    85,000
UTILITIES HOLDRS TRUST          Common Stock    918019100    1,582     21,200    Common Stock    sole    N/A    21,200
VECTOR GROUP LTD                Common Stock    92240M108    1,766    100,892    Common Stock    sole    N/A    100,892
WESTAR ENERGY INC               Common Stock    95709T100    3,408    210,000    Common Stock    sole    N/A    210,000
January 05 Calls on IGT US          Call        45954W9AT     501       321          Call        sole    N/A      321